Taxes - Significant components of deferred tax assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ (6,534,073)	$ (6,500,758)
UNITED STATES
Operating Loss Carryforwards [Line Items]
Deferred tax assets	6,480,712	6,408,628
CANADA
Operating Loss Carryforwards [Line Items]
Deferred tax assets	$ 53,361	53,134
SINGAPORE
Operating Loss Carryforwards [Line Items]
Deferred tax assets		$ 38,996